SHORT-TERM BANK LOANS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Short-term Debt [Line Items]
Short-term bank loans	$ 2,865	$ 8,121
Property Plant And Equipment Pledged For Short Term Loans	0	991
Interest Expense	376	178	$ 211
Long-term Line of Credit	340,006	257,670
Line Of Credit Facility Amount Utilized	151,254	78,910
Line Of Credit Facility Amount Available For Use	188,752	178,760
Line Of Credit Facility Secured By Restricted Cash	2,279	4,954
Line Of Credit Facility Secured By Restricted Buildings	3,121	3,209
Building [Member]
Short-term Debt [Line Items]
Property Plant And Equipment Pledged For Short Term Loans		991
Restricted Stock [Member]
Short-term Debt [Line Items]
Restricted Cash Pledged For Short Term Loans	$ 1,007	$ 16,410
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.60%	3.09%
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	5.66%	4.85%
Weighted Average [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	4.71%	3.53%